Accounts and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2016
Receivables [Abstract]
Components of Accounts and Other Receivables

Accounts and other receivables consist of the following components:

	31 March
(Millions of US dollars)	2016	2015

Trade receivables	$169.6	$131.0
Other receivables and advances	4.8	3.1
Allowance for doubtful accounts	(1.1)	(0.8)

Total accounts and other receivables	$173.3	$133.3

Allowance for Doubtful Accounts

The following are changes in the allowance for doubtful accounts:

	31 March
(Millions of US dollars)	2016	2015

Balance at beginning of period	$0.8	$1.0
Adjustment to provision	0.5	(0.1)
Write-offs, net of recoveries	(0.2)	(0.1)

Balance at end of period	$1.1	$0.8